Selected Quarterly Data - Summary of Quarterly Financial Information (Detail) - USD ($)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Quarterly Financial Information [Line Items]
Total revenues	$ 31,363,122	$ 29,469,545	$ 30,298,123	$ 30,076,693	$ 29,588,014	$ 25,980,517	$ 23,883,325	$ 20,187,215	$ 20,313,069	$ 20,045,516	$ 19,866,457
Total operating expenses	26,992,137	27,497,027	61,368,274	26,965,933	27,773,486	25,211,611	21,934,203	15,808,549	15,836,436	16,605,713	16,010,116	$ 115,857,438	$ 74,919,300	$ 101,885,233	$ 64,260,814	$ 72,533,795
Operating income (loss)	4,370,985	1,972,518	(31,070,151)	7,055,456	1,814,528	768,906	1,949,122	4,378,666	4,476,633	3,439,803	3,856,341	(24,726,648)	4,532,556	11,588,012	16,151,443	3,575,111
Net loss	(4,456,497)	(7,062,841)	(37,743,581)	(4,321,670)	(9,541,579)	(2,283,972)	(8,948,317)	(1,159,075)	(457,278)	(1,437,330)	(667,047)	(49,262,919)	(20,773,868)	(25,095,538)	(3,720,730)	(14,986,290)
Net loss attributable to common stockholders	$ (6,259,114)	$ (8,491,421)	$ (35,073,951)	$ (5,431,504)	$ (8,214,826)	$ (2,212,445)	$ (8,891,558)	$ (1,158,694)	$ (451,424)	$ (1,427,056)	$ (661,203)	$ (49,824,486)	$ (19,318,829)	$ (24,750,333)	$ (3,698,377)	$ (14,864,065)
Class A Common stock
Schedule Of Quarterly Financial Information [Line Items]
Net loss per share-basic and diluted	$ (0.10)	$ (0.14)	$ (0.59)	$ (0.09)	$ (0.14)	$ (0.04)	$ (0.15)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.84)	$ (0.33)	$ (0.42)	$ (0.06)	$ (0.27)
Class T Common stock
Schedule Of Quarterly Financial Information [Line Items]
Net loss per share-basic and diluted	$ (0.10)	$ (0.14)	$ (0.59)	$ (0.09)	$ (0.14)	$ (0.04)	$ (0.15)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.84)	$ (0.33)	$ (0.42)	$ (0.06)	$ (0.27)